ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
Schedule of accounts receivable, net

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
New home transaction services	11,026,647	5,406,009
Existing home transaction services	365,961	385,231
Home renovation and furnishing	127	103,641
Emerging and other services	83,488	131,959
Accounts receivable	11,476,223	6,026,840
Allowance for credit losses	(2,151,271)	(1,951,419)
Accounts receivable, net	9,324,952	4,075,421

Schedule of contract assets, net

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Contract assets – gross	—	224,660
Allowance for credit losses	—	(137,059)
Contract assets, net	—	87,601

Schedule of movements in the allowance for credit losses of accounts receivable

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(460,962)	(1,122,218)	(2,151,271)
Reversal/(Additions)	(745,043)	(1,216,517)	76,184
Write‑offs	83,787	187,464	123,668
Balance at the end of the year	(1,122,218)	(2,151,271)	(1,951,419)